SHARE CAPITAL - Schedule of Movement of Shares Issued and Outstanding (Details) - shares													3 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 09, 2025	Sep. 26, 2025	Aug. 05, 2025	Jun. 25, 2025	Feb. 24, 2025	Dec. 06, 2024	Dec. 05, 2024	Nov. 08, 2024	May 03, 2024	Aug. 15, 2023	Mar. 03, 2023	Mar. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class A Redeemable Junior Preferred Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding beginning balance (in shares)													100,460,280	0	100,460,280	100,460,280
Issuances (in shares)														0	0	0
Acquisition of treasury shares, net (in shares)														0	0
Conversions (in shares)															(100,460,280)	0
Re-designation (in shares)															0
Outstanding ending balance (in shares)	0													0	0	100,460,280
Class A Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)													14,392,484	62,154,774	22,967,624	14,392,484
Issuances (in shares)													1,747,500	132,590	76,484
Acquisition of treasury shares, net (in shares)				(2,255,315)		(96,744)		(3,000,000)						(2,352,539)	(3,000,000)
Conversions (in shares)															3,045,512	6,827,640
Re-designation (in shares)															39,065,154
Outstanding, Ending balance (in shares)	59,934,825													59,934,825	62,154,774	22,967,624
Class A-1 Exchangeable Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)													0	0	42,110,666	0
Issuances (in shares)														0	0
Acquisition of treasury shares, net (in shares)														0	0
Conversions (in shares)															(3,045,512)	(7,291,196)
Re-designation (in shares)															(39,065,154)
Outstanding, Ending balance (in shares)	0													0	0	42,110,666
Class B Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)													36,000	36,000	36,000	36,000
Issuances (in shares)		12,000												0	0	0
Acquisition of treasury shares, net (in shares)														0	0
Conversions (in shares)															0	0
Re-designation (in shares)															0
Outstanding, Ending balance (in shares)	36,000													36,000	36,000	36,000
Class C Shares
Common Stock Outstanding And Issued [Roll Forward]
Outstanding, Beginning balance (in shares)													40,934,623	201,116,647	102,056,784	40,934,623
Issuances (in shares)	24,818,914		5,081,523		41,670,076				18,525,713	26,586,622	60,741,893			71,570,513	45,112,335
Acquisition of treasury shares, net (in shares)														0	0
Conversions (in shares)							53,947,528					380,268
Re-designation (in shares)															0
Outstanding, Ending balance (in shares)	272,687,160													272,687,160	201,116,647	102,056,784